GAIN ON SALE OF SUBSIDIARIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of subsidiaries, operating	$ 1,894	$ 0	$ 7,613
River Box
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	49.90%
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of disposed assets	50.10%
Net proceeds received	$ 17,500
Gain on sale of subsidiaries, operating	1,900
Long-term loan from related party	$ 45,000
Rig Finance
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds received			84,400
Gain on sale of subsidiaries, operating			$ 7,600
Percentage held in consolidated subsidiary sold to a third party			100.00%